Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	$ (8,389)	$ (7,885)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	26	65
Change in financial liabilities at fair value through profit or loss	(24)	(272)
Change in financial assets at fair value through profit or loss		183
Impairment of goodwill and intangible assets	8,806	569
Depreciation and amortization	617	1,013
Interest portion of lease payments	7	22
Finance income related to long-term loan	(250)
Interest expenses related to short-term bank loans	83
Share-based payments	599	1,014
Total adjustments	9,864	2,594
Changes in operating asset and liability items:
Increase in trade receivables	(489)	(361)
Decrease in other receivables	268	263
Increase (decrease) in trade payables	(1,226)	1,419
Decrease in other payables	(50)	(811)
Decrease in deferred tax liabilities	(238)	(155)
Increase in contract liabilities	119	9
Changes in operating asset and liability, total	(1,616)	364
Net cash used in operating activities	(141)	(4,927)
Cash flows from investing activities
Purchase of short-term investments		(19)
Sale of short-term investments		5,723
Short-term restricted deposits		(500)
Repayment of short-term restricted deposits	60
Lease deposit	2	(6)
Repayment of long-term restricted deposits	31	9
Long-term deposits	(48)
Long-term restricted deposits	(21)	(135)
Purchase of property and equipment	(24)	(35)
Net cash provided by investing activities		5,037
Cash flows from financing activities
Long-term loans received	888
Long-term loans interest payments	(230)
Long-term loans principal payments	(329)
Short-term bank loans	4,800	400
Repayment of short-term bank loans	(4,800)
Short-term bank loans interest payments	(88)
Interest portion of lease payments	(7)	(22)
Principal portion of lease payments	(107)	(211)
Proceeds from exercise of options	20
Proceeds from at-the-market offering	688
Offering costs	(151)
Net cash provided by financing activities	684	167
Changes in n cash and cash equivalents	543	277
Cash and cash equivalents at beginning of the period	3,290	3,828
Effect of exchange rate changes on cash and cash equivalents	(20)	(65)
Cash and cash equivalents at end of the period	3,813	4,040
Supplemental disclosure of non-cash investing and financing activities:
Addition of right-of-use assets	$ 541	$ 40